UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-21949

DWS Dreman Value Income Edge Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  9/30

Date of reporting period: 6/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2010 (Unaudited)

DWS Dreman Value Income Edge Fund, Inc.

	Shares	Value ($)

Long Positions 105.8%
Common Stocks 14.2%
Consumer Discretionary 0.6%
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	4,487	190,563
Household Durables 0.1%
Newell Rubbermaid, Inc.	18,092	264,867
Leisure Equipment & Products 0.1%
Eastman Kodak Co.*	47,496	206,133
Media 0.1%
Gannett Co., Inc.	16,646	224,055
Viacom, Inc. "B"	7,955	249,548

		473,603
Specialty Retail 0.2%
AutoZone, Inc.*	1,589	307,027
Best Buy Co., Inc.	6,465	218,905
GameStop Corp. "A"*	12,551	235,833

		761,765
Consumer Staples 0.6%
Beverages 0.2%
Constellation Brands, Inc. "A"*	16,727	261,276
Molson Coors Brewing Co. "B"	6,538	276,950

		538,226
Food & Staples Retailing 0.1%
Kroger Co.	12,696	249,984
SUPERVALU, Inc.	16,487	178,719

		428,703
Food Products 0.1%
Archer-Daniels-Midland Co.	9,516	245,703
Dean Foods Co.*	17,527	176,497

		422,200
Tobacco 0.2%
Altria Group, Inc.	13,402	268,576
Lorillard, Inc.	3,655	263,087
Reynolds American, Inc.	5,094	265,499

		797,162
Energy 7.9%
Energy Equipment & Services 0.1%
Diamond Offshore Drilling, Inc.	3,096	192,540
Rowan Companies, Inc.*	9,447	207,267

		399,807
Oil, Gas & Consumable Fuels 7.8%
Apache Corp.	2,709	228,071
ARC Energy Trust (Units) (a)	211,800	3,928,890
Bonavista Energy Trust (Units) (a)	200,000	4,286,586
Chesapeake Energy Corp.	11,633	243,711
Chevron Corp.	3,627	246,128
ConocoPhillips	5,374	263,810
Crescent Point Energy Corp. (a)	257,548	8,989,945
Devon Energy Corp.	4,268	260,007
El Paso Corp.	25,369	281,850
ExxonMobil Corp.	4,106	234,329
Freehold Royalty Trust (Units)	200,000	3,033,380
Marathon Oil Corp.	8,692	270,234
Murphy Oil Corp.	4,894	242,498
NAL Oil & Gas Trust (Units)	344,500	3,430,275
Pengrowth Energy Trust (Units)	80,000	732,800

		26,672,514
Financials 1.3%
Capital Markets 0.1%
Morgan Stanley	9,389	217,919
The Goldman Sachs Group, Inc.	1,612	211,607

		429,526
Consumer Finance 0.1%
SLM Corp.*	21,965	228,216
Diversified Financial Services 0.1%
The NASDAQ OMX Group, Inc.*	13,021	231,514
Insurance 0.9%
Aflac, Inc.	5,065	216,124
Allstate Corp.	8,511	244,521
Assurant, Inc.	7,999	277,565
Chubb Corp.	5,304	265,253
Hartford Financial Services Group, Inc.	9,676	214,130
Lincoln National Corp.	8,958	217,590
Loews Corp.	7,377	245,728
MetLife, Inc.	6,345	239,587
Principal Financial Group, Inc.	9,415	220,688
Prudential Financial, Inc.	4,545	243,885
The Travelers Companies, Inc.	5,098	251,076
Torchmark Corp.	5,139	254,432
Unum Group	11,102	240,913
XL Group PLC	14,550	232,945

		3,364,437
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	19,407	237,542
Health Care 0.8%
Biotechnology 0.1%
Amgen, Inc.*	4,596	241,749
Cephalon, Inc.*	4,057	230,235

		471,984
Health Care Providers & Services 0.3%
CIGNA Corp.	7,518	233,509
Coventry Health Care, Inc.*	11,125	196,690
Humana, Inc.*	5,880	268,540
UnitedHealth Group, Inc.	8,418	239,071
WellPoint, Inc.*	4,272	209,029

		1,146,839
Pharmaceuticals 0.4%
Bristol-Myers Squibb Co.	10,300	256,882
Eli Lilly & Co.	7,592	254,332
Forest Laboratories, Inc.*	8,769	240,534
Merck & Co., Inc.	7,363	257,484
Pfizer, Inc.	16,035	228,659

		1,237,891
Industrials 0.4%
Aerospace & Defense 0.3%
General Dynamics Corp.	3,562	208,591
L-3 Communications Holdings, Inc.	3,001	212,591
Lockheed Martin Corp.	3,304	246,148
Northrop Grumman Corp.	4,194	228,321
Raytheon Co.	4,814	232,949

		1,128,600
Commercial Services & Supplies 0.1%
Pitney Bowes, Inc.	11,247	246,984
Information Technology 1.0%
Communications Equipment 0.1%
Harris Corp.	5,791	241,195
Computers & Peripherals 0.2%
Hewlett-Packard Co.	5,174	223,931
Lexmark International, Inc. "A"*	7,622	251,755
Western Digital Corp.*	7,053	212,718

		688,404
Electronic Equipment, Instruments & Components 0.1%
Corning, Inc.	13,607	219,753
Jabil Circuit, Inc.	16,986	225,914

		445,667
IT Services 0.2%
Computer Sciences Corp.	5,047	228,377
Fidelity National Information Services, Inc.	11,732	314,652
International Business Machines Corp.	2,144	264,741

		807,770
Office Electronics 0.1%
Xerox Corp.	28,205	226,768
Semiconductors & Semiconductor Equipment 0.2%
Micron Technology, Inc.*	26,519	225,146
Teradyne, Inc.*	24,620	240,045
Texas Instruments, Inc.	11,238	261,621

		726,812
Software 0.1%
Symantec Corp.*	16,246	225,495
Materials 0.3%
Containers & Packaging 0.2%
Ball Corp.	5,152	272,180
Owens-Illinois, Inc.*	7,738	204,670
Pactiv Corp.*	10,921	304,150

		781,000
Metals & Mining 0.1%
Freeport-McMoRan Copper & Gold, Inc.	3,292	194,656
Telecommunication Services 0.2%
Diversified Telecommunication Services
AT&T, Inc.	10,642	257,430
CenturyLink, Inc.	7,755	258,319

		515,749
Utilities 1.1%
Electric Utilities 0.5%
Allegheny Energy, Inc.	11,957	247,271
American Electric Power Co., Inc.	8,046	259,886
Edison International	8,048	255,282
Exelon Corp.	6,277	238,338
FirstEnergy Corp.	7,035	247,843
NextEra Energy, Inc.	5,690	277,444
PPL Corp.	9,924	247,604

		1,773,668
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	25,000	231,000
Constellation Energy Group, Inc.	7,833	252,614
NRG Energy, Inc.*	13,158	279,081

		762,695
Multi-Utilities 0.4%
Ameren Corp.	10,544	250,631
CenterPoint Energy, Inc.	19,150	252,014
CMS Energy Corp.	17,788	260,594
Public Service Enterprise Group, Inc.	9,316	291,870
Sempra Energy	5,511	257,860

		1,312,969

Total Common Stocks (Cost $44,738,320)		48,581,924
Preferred Stock 1.1%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $3,712,500)	5,000	3,886,719
Convertible Preferred Stocks 1.8%
Financials
Bank of America Corp., Series L, 7.25%	3,660	3,323,280
Fannie Mae, Series 08-1, 8.75%*	1,500,000	780,000
Hartford Financial Services Group, Inc., Series F, 7.25%	80,000	1,851,200

Total Convertible Preferred Stocks (Cost $80,575,403)		5,954,480

	Principal Amount ($)	Value ($)

Corporate Bonds 84.2%
Consumer Discretionary 24.1%
American Axle & Manufacturing, Inc., 7.875%, 3/1/2017	7,000,000	6,072,500
Avis Budget Car Rental LLC, 144A, 9.625%, 3/15/2018	5,000,000	5,050,000
Cablevision Systems Corp.:
7.75%, 4/15/2018	7,250,000	7,250,000
8.0%, 4/15/2020	2,500,000	2,531,250
Ford Motor Co., 4.25%, 11/15/2016	2,000,000	2,492,500
Gray Television, Inc., 144A, 10.5%, 6/29/2015	8,000,000	7,760,000
H&E Equipment Services, Inc., 8.375%, 7/15/2016	20,000,000	18,800,000
Hertz Corp., 10.5%, 1/1/2016	8,000,000	8,300,000
Neiman Marcus Group, Inc., 9.0%, 10/15/2015 (PIK)	11,123,808	11,151,617
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015	4,250,000	4,186,250
Standard Pacific Corp., 8.375%, 5/15/2018	2,500,000	2,375,000
XM Satellite Radio, Inc., 144A, 7.0%, 12/1/2014	7,000,000	6,632,500

		82,601,617
Consumer Staples 7.8%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016	17,250,000	17,551,875
Michael Foods, Inc., 144A, 9.75%, 7/15/2018	250,000	256,875
SUPERVALU, Inc., 8.0%, 5/1/2016	9,000,000	8,910,000

		26,718,750
Energy 11.4%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014	22,455,000	20,714,738
Anadarko Petroleum Corp., 6.95%, 6/15/2019	5,275,000	4,605,270
ATP Oil & Gas Corp., 144A, 11.875%, 5/1/2015	2,750,000	1,993,750
Dynegy Holdings, Inc., 7.75%, 6/1/2019	14,000,000	9,677,500
Hercules Offshore, Inc.:
Step-down Coupon, 3.375% to 6/1/2013, 0% to 6/1/2038	2,000,000	1,350,000
144A, 10.5%, 10/15/2017	1,000,000	887,500

		39,228,758
Financials 15.3%
Ally Financial, Inc., 144A, 8.0%, 3/15/2020	6,500,000	6,353,750
Compton Petroleum Finance Corp., 7.625%, 12/1/2013	22,751,000	18,200,800
DJO Finance LLC, 10.875%, 11/15/2014	7,400,000	7,770,000
Elan Finance PLC, 144A, 8.75%, 10/15/2016	2,000,000	1,942,500
Nuveen Investments, Inc.:
5.5%, 9/15/2015	2,250,000	1,620,000
10.5%, 11/15/2015	3,000,000	2,610,000
Reynolds Group Issuer, Inc., 144A, 8.5%, 5/15/2018	4,000,000	3,925,000
SLM Corp., Series A, 8.45%, 6/15/2018	11,000,000	10,150,922

		52,572,972
Health Care 4.0%
HCA, Inc., 6.375%, 1/15/2015	5,000,000	4,668,750
Health Net, Inc., 6.375%, 6/1/2017	2,000,000	1,860,000
Valeant Pharmaceuticals International:
144A, 7.625%, 3/15/2020	4,250,000	5,015,000
8.375%, 6/15/2016	2,000,000	2,260,000

		13,803,750
Industrials 10.6%
Building Materials Corp. of America, 144A, 7.5%, 3/15/2020	6,000,000	5,895,000
Casella Waste Systems, Inc., 9.75%, 2/1/2013	12,740,000	12,740,000
DynCorp International, Inc., 144A, 10.375%, 7/1/2017 (b)	5,000,000	5,012,500
United Rentals North America, Inc., 7.75%, 11/15/2013	13,000,000	12,642,500

		36,290,000
Information Technology 4.3%
First Data Corp., 11.25%, 3/31/2016	3,000,000	1,845,000
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	5,000,000	4,562,500
NXP BV, 9.5%, 10/15/2015	10,000,000	8,375,000

		14,782,500
Materials 3.8%
Ineos Finance PLC, 144A, 9.0%, 5/15/2015	4,250,000	4,239,375
Union Carbide Corp., 7.75%, 10/1/2096	10,000,000	8,600,000

		12,839,375
Telecommunication Services 0.6%
Digicel Group Ltd., 144A, 10.5%, 4/15/2018	2,000,000	2,062,500
Utilities 2.3%
Texas Competitive Electric Holdings Co., LLC, Series B, 10.25%, 11/1/2015	12,000,000	7,920,000

Total Corporate Bonds (Cost $307,711,324)		288,820,222
Loan Participations and Assignments 4.2%
Senior Loans**
CDW Corp.:
11.0%, 10/12/2015	5,000,000	4,795,850
4.35%, 7/14/2010	2,000,000	1,753,390
TXU Corp.:
Term Loan, 3.85%, 7/9/2010	874,144	649,380
Term Loan, 3.874%, 8/10/2010	3,889,394	2,889,333
Term Loan, 4.033%, 9/3/2010	80,076	59,486
Term Loan, 4.066%, 11/10/2010	5,566,235	4,135,017

Total Loan Participations and Assignments (Cost $16,673,223)		14,282,456
Subordinated Income Notes 0.0%
Preferred Term Securities XVI Ltd., 144A, Income Note, 3/23/2035 *	3,900,000	0
Preferred Term Securities XVII Ltd., 144A, Income Note, 6/23/2035 *	3,750,000	0
Preferred Term Securities XVIII Ltd., 144A, Income Note, 9/23/2035 *	3,750,000	0
Preferred Term Securities XIX Ltd., 144A, Income Note, 12/22/2035 *	2,500,000	0
Preferred Term Securities XXI Ltd., 144A, Income Note, 3/22/2038 *	3,750,000	0
Preferred Term Securities XXIII Ltd., 144A, Income Note, 12/22/2036 *	3,750,000	0
Preferred Term Securities XXIV Ltd., 144A, Income Note, 3/22/2037 *	7,500,000	0

Total Subordinated Income Notes (Cost $23,162,136)		0

	Shares	Value ($)
Cash Equivalents 0.3%
Central Cash Management Fund, 0.21% (c) (Cost $1,066,355)	1,066,355	1,066,355

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $477,639,261) †	105.8	362,592,156
Other Assets and Liabilities, Net	13.0	44,628,416
Notes Payable	(11.7)	(40,000,000)
Securities Sold Short	(7.1)	(24,351,613)

Net Assets	100.0	342,868,959

†
The cost for federal income tax purposes was $478,246,546. At June 30, 2010, net unrealized depreciation for all securities based on tax cost was $115,654,390. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,806,850 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $126,461,240.

	Shares	Value ($)
Common Stocks Sold Short 7.1%
Consumer Discretionary 1.2%
Auto Components 0.1%
Goodyear Tire & Rubber Co.	21,756	216,255
Automobiles 0.1%
Harley-Davidson, Inc.	9,797	217,787
Hotels Restaurants & Leisure 0.3%
International Game Technology	14,905	234,008
Marriott International, Inc. "A"	8,725	261,227
Starbucks Corp.	11,331	275,343
Starwood Hotels & Resorts Worldwide, Inc.	5,896	244,271

		1,014,849
Household Durables 0.2%
D.R. Horton, Inc.	21,825	214,540
Harman International Industries, Inc.	5,879	175,723
Leggett & Platt, Inc.	12,708	254,922
Lennar Corp. "A"	15,979	222,268

		867,453
Internet & Catalog Retail 0.1%
Amazon.com, Inc.	2,025	221,252
Priceline.com, Inc.	1,078	190,310

		411,562
Media 0.2%
Discovery Communications, Inc. "A"	8,139	290,644
Interpublic Group of Companies, Inc.	33,053	235,668
Scripps Networks Interactive "A"	6,201	250,148

		776,460
Multiline Retail 0.1%
J.C. Penney Co., Inc.	8,548	183,611
Specialty Retail 0.1%
Abercrombie & Fitch Co. "A"	6,025	184,907
Urban Outfitters, Inc.	7,224	248,434

		433,341
Consumer Staples 0.2%
Food & Staples Retailing 0.1%
Whole Foods Market, Inc.	7,607	274,004
Food Products 0.1%
Mead Johnson Nutrition Co.	5,285	264,884
Personal Products 0.0%
Estee Lauder Companies, Inc. "A"	4,239	236,240
Energy 1.0%
Energy Equipment & Services 0.4%
Baker Hughes, Inc.	11,015	457,894
FMC Technologies, Inc.	4,255	224,068
Halliburton Co.	9,127	224,068
Schlumberger Ltd.	4,333	239,788
Smith International, Inc.	6,422	241,788

		1,387,606
Oil, Gas & Consumable Fuels 0.6%
Anadarko Petroleum Corp.	3,776	136,276
Cabot Oil & Gas Corp.	7,473	234,054
Denbury Resources, Inc.	16,301	238,647
EOG Resources, Inc.	2,959	291,077
ExxonMobil Corp.	4,137	236,099
Noble Energy, Inc.	3,767	227,263
Pioneer Natural Resources Co.	4,883	290,294
Range Resources Corp.	5,867	235,560
Sunoco, Inc.	9,256	321,831

		2,211,101
Financials 0.9%
Capital Markets 0.2%
Charles Schwab Corp.	14,714	208,644
Legg Mason, Inc.	9,592	268,864
T. Rowe Price Group, Inc.	5,003	222,083

		699,591
Commercial Banks 0.1%
BB&T Corp.	8,490	223,372
Diversified Financial Services 0.2%
Citigroup, Inc.	67,901	255,308
CME Group, Inc.	870	244,948
IntercontinentalExchange, Inc.	2,451	277,037

		777,293
Real Estate Investment Trusts 0.2%
AvalonBay Communities, Inc. (REIT)	3,185	297,384
Host Hotels & Resorts, Inc. (REIT)	18,771	253,033
Plum Creek Timber Co., Inc. (REIT)	7,068	244,058

		794,475
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Inc. "A"	17,350	236,133
Thrifts & Mortgage Finance 0.1%
People's United Financial, Inc.	17,606	237,681
Health Care 0.5%
Biotechnology 0.1%
Celgene Corp.	4,438	225,539
Health Care Equipment & Supplies 0.1%
Intuitive Surgical, Inc.	790	249,340
Health Care Providers & Services 0.1%
Express Scripts, Inc.	5,404	254,096
Medco Health Solutions, Inc.	4,260	234,641
Tenet Healthcare Corp.	48,077	208,654

		697,391
Life Sciences Tools & Services 0.1%
Millipore Corp.	2,604	277,717
Pharmaceuticals 0.1%
Allergan, Inc.	4,210	245,274
Industrials 1.4%
Air Freight & Logistics 0.2%
C.H. Robinson Worldwide, Inc.	4,924	274,070
Expeditors International of Washington, Inc.	7,449	257,065
United Parcel Service, Inc. "B"	4,270	242,920

		774,055
Airlines 0.1%
Southwest Airlines Co.	20,802	231,110
Building Products 0.1%
Masco Corp.	17,719	190,656
Commercial Services & Supplies 0.1%
Iron Mountain, Inc.	10,036	225,408
Stericycle, Inc.	5,046	330,917

		556,325
Construction & Engineering 0.1%
Quanta Services, Inc.	14,353	296,390
Electrical Equipment 0.2%
Emerson Electric Co.	5,463	238,679
Rockwell Automation, Inc.	4,879	239,510
Roper Industries, Inc.	4,726	264,467

		742,656
Industrial Conglomerates 0.1%
Textron, Inc.	12,953	219,812
Machinery 0.2%
Caterpillar, Inc.	4,375	262,807
Cummins, Inc.	4,439	289,112
PACCAR, Inc.	6,345	252,975
Parker Hannifin Corp.	4,248	235,594

		1,040,488
Professional Services 0.1%
Robert Half International, Inc.	9,037	212,821
Road & Rail 0.1%
Ryder System, Inc.	7,095	285,432
Trading Companies & Distributors 0.1%
Fastenal Co.	5,730	287,589
Information Technology 1.3%
Communications Equipment 0.3%
JDS Uniphase Corp.	21,965	216,136
Juniper Networks, Inc.	8,963	204,536
Motorola, Inc.	39,174	255,414
Tellabs, Inc.	36,328	232,136

		908,222
Electronic Equipment, Instruments & Components 0.1%
FLIR Systems, Inc.	9,818	285,606
Internet Software & Services 0.2%
Akamai Technologies, Inc.	8,752	355,068
Google, Inc. "A"	485	215,801
Yahoo!, Inc.	16,636	230,076

		800,945
IT Services 0.2%
Cognizant Technology Solutions Corp. "A"	5,394	270,024
Paychex, Inc.	8,952	232,483
Visa, Inc. "A"	3,021	213,736

		716,243
Semiconductors & Semiconductor Equipment 0.1%
Advanced Micro Devices, Inc.	29,666	217,155
Software 0.4%
Autodesk, Inc.	9,360	228,010
Citrix Systems, Inc.	5,793	244,638
Electronic Arts, Inc.	14,737	212,213
Novell, Inc.	45,833	260,331
Red Hat, Inc.	9,395	271,891
Salesforce.com, Inc.	3,694	317,019

		1,534,102
Materials 0.4%
Chemicals 0.2%
Airgas, Inc.	4,323	268,891
Dow Chemical Co.	9,300	220,596
Monsanto Co.	3,850	177,947

		667,434
Metals & Mining 0.1%
Allegheny Technologies, Inc.	5,094	225,104
Nucor Corp.	6,060	231,977

		457,081
Paper & Forest Products 0.1%
MeadWestvaco Corp.	10,763	238,938
Telecommunication Services 0.1%
Wireless Telecommunication Services 0.1%
American Tower Corp. "A"	6,454	287,203
Utilities 0.1%
Gas Utilities 0.1%
EQT Corp.	6,707	242,391

Total Common Stocks Sold Short (Proceeds $23,751,492)		24,351,613

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
These securities are shown at their current rate as of June 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

(a)	All or a portion of these securities are pledged as collateral for short sales.
(b)	When-issued security.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

At June 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P 500 Index	USD	9/16/2010	93	23,868,450	(819,815)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)
Consumer Discretionary	$1,896,931	$—	$—	$1,896,931
Consumer Staples	2,186,291	—	—	2,186,291
Energy	27,072,321	—	—	27,072,321
Financials	10,445,715	3,886,719	—	14,332,434
Health Care	2,856,714	—	—	2,856,714
Industrials	1,375,584	—	—	1,375,584
Information Technology	3,362,111	—	—	3,362,111
Materials	975,656	—	—	975,656
Telecommunication Services	515,749	—	—	515,749
Utilities	3,849,332	—	—	3,849,332
Fixed Income Investments(d)
Corporate Bonds	—	288,820,222	—	288,820,222
Loan Participations and Assignments	—	14,282,456	—	14,282,456
Subordinated Income Notes	—	—	0	0
Short-Term Investments	1,066,355	—	—	1,066,355
Total	$55,602,759	$306,989,397	$0	$362,592,156

Liabilities
Investments Sold Short, at Value(d)	$(24,351,613)	$—	$—	$(24,351,613)
Derivatives(e)	(819,815)	—	—	(819,815)
Total	$(25,171,428)	$—	$—	$(25,171,428)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended June 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
Subordinated Income Notes
Balance as of September 30, 2009	$76,390
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	(76,390)
Amortization premium/ discount	—
Net purchases (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of June 30, 2010	$0
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2010	$(76,390)

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (819,815)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Value Income Edge Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 20, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 20, 2010